Note 8 - Property and Equipment and Leases	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of property and equipment and leases [text block]
8.	PROPERTY AND EQUIPMENT AND LEASES

As at
December 31, 2019,
the Company had the following property and equipment:

Cost	Office and computer equipment	Exploration camp and equipment	Right of use asset ( see Leases below )	Total
Balance, January 1, 2018	$467	$-	$-	$467
Additions	3	-	-	3
Balance, December 31, 2018	470	-	-	470
Additions	13	341	550	904
Balance, December 31, 2019	$483	$341	$550	$1,374

Accumulated depreciation	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
Balance as at January 1, 2018	$420	$-	$-	$420
Amortization	15	-	-	15
Balance, December 31, 2018	435	-	-	435
Amortization	14	52	92	158
Balance, December 31, 2019	$449	$52	$92	$593

Carrying amounts	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
At December 31, 2018	$35	$-	$-	$35
At December 31, 2019	$34	$289	$458	$781

LEASES

On adoption of IFRS
16,
the Company recognized a right-of-use asset in relation to an office lease which had previously been classified as ‘operating lease’ under the principles of IAS
17.
The right-of-use asset was recognized based on the amount equal to the lease liability, adjusted for accrued lease payments previously recognized. Upon transition to IFRS
16,
the Company recognized
$93
right-of-use asset and
$127
lease obligation. The net of tax difference between right-of-use asset and lease obligation on transition of
$34
was recorded as a retained earnings adjustment on
January 1, 2019.

a)	Right-of-Use Asset (Office Lease)

As at
December 31, 2019,
the Company recorded
$458
of right-of-use asset as part of property and equipment:

Right-of-Use Asset
Net book value as at December 31, 2018	$-
IFRS 16 transition adjustment on January 1, 2019 (see Note 2)	93
Additions	457
Amortization	(92)
Net book value, December 31, 2019	$458

b)	Lease obligation

Minimum lease payments in respect of lease obligation and the effect of discounting are as follows:

December 31,
2019
Undiscounted minimum lease payments
Less than one year	$140
Two to three years	297
Four to five years	307
Thereafter	-
744
Effect of discounting	(203)
Present value of minimum lease payments - total lease obligation	541
Less: current portion	(74)
Long-term lease obligation	$467

For the year ended
December 31, 2019,
the Company recognized
$67
of interest expense on the lease obligation included in ‘General Office Expense’ (
December 31, 2018:
nil
).